Provisions	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Provisions
10. Provisions
Provisions consisted of the following as of June 30, 2022 and December 31, 2021:

	As of
	June 30, 2022	December 31, 2021
	(Euros in thousands)

Other provision	51	51
Provision for bonuses	2,807	—

Total provisions	2,858	51

These amounts include provisions for the Group’s annual employee bonuses. These amounts are classified as a provision as of June 30, 2022, because the amount to be paid is uncertain.